Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Schedule of Cash and cash equivalents

	As of
	December 31, 2019	June 30, 2020
	RMB’million	RMB’million
Cash at bank	8,892	7,215
Term deposits with initial terms within three months	6,534	4,561

	15,426	11,776